SCHEDULE OF INVENTORIES, NET (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Inventory Disclosure [Abstract]
Goods for retail sales	$ 677,730	$ 753,055
Less: reserve for obsolete inventories	(75,830)	(78,526)
Inventories, net	$ 601,900	$ 674,529	$ 889,907